[SUTHERLAND ASBILL & BRENNAN LLP letterhead]

                                 July 18, 2000

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 497(j) Filing for
     Merrill Lynch Life Variable Annuity Separate Account B
     (File No. 33-45379)

Commissioners:

On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Life Variable Annuity Separate Account B (the "Account"), pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of supplement to the prospectus dated July 10, 2000 that would have been filed pursuant to paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0314, or Mary E. Thornton of our firm at (202) 383-0698, if you have any questions or comments regarding this letter.

Sincerely,

/s/ Kimberly J. Smith

Kimberly J. Smith

cc: Edward W. Diffin, Jr., Esq.
    Mary E. Thornton, Esq.